Commitments and Contingencies - Additional Information (Detail) - USD ($)				12 Months Ended
	Sep. 08, 2025	Sep. 03, 2025	Sep. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	May 31, 2025	May 15, 2025	May 13, 2025	Dec. 27, 2024	Jan. 25, 2024
Other Commitments [Line Items]
Underwriters deferred fee				$ 3,000,000
Minimum Value Of Consummation Of Initial Business Combination				100,000,000
Warrants and rights outstanding				3,000,000				$ 9.923
Sale of stock, price per share								$ 10
Common stock, par or stated value per sharp								$ 10
Placement Fee Percentage			4.00%
Placement Fee Maximum Limit			$ 100,000,000
Placement Fee Payable				0
Change Of Fair Value Of Subscription Agreement Liability				$ 69,585,366		$ 0
Founder Shares [Member]
Other Commitments [Line Items]
Underwriters Received upfront compensation expense				360,000
Founder Shares [Member] | Valuation Technique PWERM Method [Member]
Other Commitments [Line Items]
Warrants and rights outstanding									$ 667,472
Founder Shares [Member] | Sponsor [Member]
Other Commitments [Line Items]
Class of warrant or right, outstanding				200,000
Private Placement Units [Member] | Sponsor [Member]
Other Commitments [Line Items]
Class of warrant or right, outstanding				50,000
PIPE Investors [Member]
Other Commitments [Line Items]
Proceeds from issuance of common stock	$ 126,547,600
Sale of stock, price per share	$ 0.0001
Domesticated SPAC Common Stock [Member]
Other Commitments [Line Items]
Common stock, par or stated value per sharp	$ 10
Maximum [Member]
Other Commitments [Line Items]
Other Underwriting Expense				$ 3,000,000
Minimum [Member]
Other Commitments [Line Items]
Other Underwriting Expense				1,500,000
Subscription Agreements [Member]
Other Commitments [Line Items]
Other liabilities, current				75,630,352
Subscription Agreement Expense				6,044,986
Change Of Fair Value Of Subscription Agreement Liability				69,585,366
Capital Markets Advisory Agreement [Member]
Other Commitments [Line Items]
Advisory Fees Expense		$ 7,000,000
Capital Markets Advisory Incentive Fee Expense		$ 3,000,000
Advisory Agreement [Member]
Other Commitments [Line Items]
Advisory Fees Expense				250,000
Legal Fees Agreement [Member]
Other Commitments [Line Items]
Accrued Professional Fees, Current				$ 2,572,053
Legal Fees Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Discretionary Premium Percentage		100.00%
Legal Fees Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Discretionary Premium Percentage		50.00%
ColdQuanta, Inc. dba Infleqtion [Member]
Other Commitments [Line Items]
Common stock, par or stated value per sharp				$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
License Fee Paid					$ 50,000
Annual License Maintenance Fees Paid					130,000
Selling, General and Administrative Expense				$ 25,343,000	$ 27,287,000
Business Combination, Contingent Consideration, Liability, Current				1,800,000
ColdQuanta, Inc. dba Infleqtion [Member] | Morton Acquisition [Member]
Other Commitments [Line Items]
Common stock, par or stated value per sharp											$ 0.37
Business Combination contigent Consideration Include Cash				$ 100,000			$ 200,000				$ 200,000
Business Combination contigent Consideration Include Common Stock Issue				948,979			1,639,145				1,725,415
Settlement Of Contingent Consideration				$ 2,300,000
Business Combination Contigent Consideration Include Common Stock Issue Value				2,200,000
Selling, General and Administrative Expense				$ 4,100,000